Reconciliation of Liabilities Arising from Financing Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
At beginning of year	RM 34,322,076	RM 24,924,763	$ 5,520,973
Cash flows	27,158,007	8,410,141	1,924,957
Non cash flows	614,878	987,172	55,859
At end of year	62,094,961	34,322,076	7,501,789	RM 24,924,763
Convertible securities payable [Member]
At beginning of year
Cash flows	7,362,081
Non cash flows	294,875
At end of year	7,656,956
Hire purchase payables [Member]
At beginning of year	250,000
Cash flows	(46,510)
Non cash flows	300,300	250,000	55,859
At end of year	503,790	250,000	55,859
Term loan [Member]
At beginning of year	2,072,038	942,456	210,581
Cash flows	16,035,373	1,129,582	252,393	942,456
Non cash flows
At end of year	18,107,411	2,072,038	462,974	942,456
Trade financing [Member]
At beginning of year	31,252,219	23,766,660	5,310,392	4,381,512
Cash flows	3,963,063	7,485,559	1,672,564	19,385,148	4,381,512
Non cash flows
At end of year	35,215,282	31,252,219	6,982,956	23,766,660	4,381,512
Lease liabilities [Member]
At beginning of year	747,819	215,647	48,184	146,640	238,007
Cash flows	(156,000)	(205,000)	(45,805)	(126,000)	(102,000)
Non cash flows	19,703	737,172	164,713	195,007	10,633
At end of year	611,522	747,819	$ 167,092	215,647	146,640
Previously Reported [Member]
At beginning of year	RM 33,574,257	24,709,116		4,381,512
Cash flows		8,615,141		20,327,604
Non cash flows		250,000
At end of year		RM 33,574,257		RM 24,709,116	RM 4,381,512